CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	89,178	197,381	30,973
Amounts due from subsidiaries and VIE	457,029	320,996	50,371
Total current assets	546,207	518,377	81,344
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	103,218	99,670	15,640
Total non-current assets	103,218	99,670	15,640
Total assets	649,425	618,047	96,984
LIABILITIES
Current liabilities
Amounts due to VIE	140	1,140	179
Accrued expenses and other current liabilities	6,632	8,536	1,339
Total current liabilities	6,772	9,676	1,518
Total liabilities	6,772	9,676	1,518
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share, 700,000,000 Class A shares authorized as of December 31, 2020 and December 31, 2021; 122,622,382 Class A shares issued and outstanding as of December 31, 2020; 125,122,382 Class A shares issued and 123,852,667 outstanding as of December 31, 2021; 200,000,000 Class B shares authorized, 144,000,000 Class B ordinary shares issued and outstanding as of December 31, 2020 and December 31, 2021; 100,000,000 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2020 and December 31, 2021)	184	185	29
Additional paid-in capital	1,050,304	1,066,052	167,287
Treasury stock	—	(164)	(26)
Accumulated other comprehensive loss	(21,861)	(34,677)	(5,442)
Accumulated deficit	(385,974)	(423,025)	(66,382)
Total shareholders’ equity	642,653	608,371	95,466
Total liabilities and shareholders’ equity	649,425	618,047	96,984

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(86)	(6,335)	(22,755)	(3,571)
Total operating expenses	(86)	(6,335)	(22,755)	(3,571)
Operating loss
Share of losses from subsidiaries, VIE and VIE’s subsidiaries	(275,511)	(31,142)	(15,874)	(2,491)
Other income, net	—	1	1,578	248
Loss before income taxes	(275,597)	(37,476)	(37,051)	(5,814)
Income tax expenses	—	—	—	—
Net loss	(275,597)	(37,476)	(37,051)	(5,814)
Accretion to redemption value of contingently redeemable ordinary shares	(821)	(10,792)	—	—
Net loss attributable to ordinary shareholders	(276,418)	(48,268)	(37,051)	(5,814)
Total comprehensive loss	(275,597)	(59,337)	(49,867)	(7,825)

Net cash provided by (used in) operating activities	—	970	(15,837)	(2,485)
Net cash provided by (used in) investing activities	—	(522,278)	127,514	20,010
Net cash provided by financing activities	—	632,732	313	49
Effect of exchange rate changes on cash and cash equivalents	—	(22,246)	(3,787)	(595)
Net increase in cash and cash equivalents	—	89,178	108,203	16,979
Cash and cash equivalents at the beginning of the year	—	—	89,178	13,994
Cash and cash equivalents at the end of the year	—	89,178	197,381	30,973

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIE and subsidiaries of the VIE.

20. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiaries’ and other equity investees’ cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiaries’ and other equity investees’ losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized its investment in excess of its share of cumulative losses in “ Investments in subsidiaries, VIE and VIE’s subsidiaries” on the condensed balance sheets, and the respective share in loss in “Share of losses from subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of comprehensive loss. The subsidiaries did not pay any dividends to the Company for the periods presented.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.